DISCONTINUED OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 OBO [Member]	Mar. 31, 2012 OBO [Member]	Dec. 31, 2012 Ship Finance International Limited [Member] Front Viewer & Front Guider [Member] OBO [Member] vessel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of vessels where the time charter out to a third party and long term time charters with related party were terminated					2
Per Statement of Operations:
Operating revenues			$ 2,100	$ 18,033
Loss from sale of assets			(847)	0
Net (loss) income	$ (549)	$ 7,567	$ (549)	$ 7,567